Goodwill and other intangible assets - Schedule of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		$ 21,081
Amortization charge			$ (2,568)
Ending balance		3,878	21,081
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,484
Ending balance		28,416	28,484
Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		5,722
Amortization charge			(2,568)
Ending balance		3,878	5,722
Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,359
Ending balance			15,359
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		25,964	36,344
Additions		1,611	3,664
Disposals		(30,076)
Impairment of long -live assets	[1]		(14,044)
Acquisition of Mexico's exploration assets		14,928
Disposal of Mexico's exploration assets		(14,255)
Reversal of long-lived assets impairment		14,044
Ending balance		12,216	25,964
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		28,484	28,484
Disposals	[2]	(68)
Ending balance		28,416	28,484
Cost [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		10,605	6,941
Additions		1,611	3,664
Ending balance		12,216	10,605
Cost [member] | Exploration rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		15,359	29,403
Disposals	[3]	(30,076)
Impairment of long -live assets	[1]		(14,044)
Acquisition of Mexico's exploration assets	[4]	14,928
Disposal of Mexico's exploration assets	[4]	(14,255)
Reversal of long-lived assets impairment	[1]	14,044
Ending balance			15,359
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,883)	(2,315)
Amortization charge		(3,455)
Ending balance		(8,338)	(4,883)
Accumulated amortization [member] | Software licences [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(4,883)	(2,315)
Amortization charge		(3,455)
Ending balance		$ (8,338)	$ (4,883)

[1]	See Note 3.2.2.
[2]	Related to the farmout agreement (see Note 1.2).
[3]	Related to exploration rights of operated area CS-01 in Mexico transferred to “Property, plant and equipment” (see Note 13). These transactions did not generate cash flows.
[4]	These transactions did not generate cash flows (see Note 1.4).